Other intangibles, net - Customer Relationships and Related Accumulated Amortization (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(256,882)	(246,294)
Net carrying amount	$ 103,118	$ 113,706